UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5754

MFS HIGH INCOME MUNICIPAL TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: February 28, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® High Income Municipal Trust

2/28/09
Quarterly portfolio holdings

M F S®
INVESTMENT MANAGEMENT

MFS High Income Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/09

Issuer	Shares/Par	Value ($)
Municipal Bonds – 163.2%
Airport & Port Revenue – 5.4%
Branson, MO, Regional Airport Transportation Development District Airport Rev., “B”, 6%, 2037	$610,000	$376,339
Denver, CO, City & County Airport, “B”, ETM, 6.125%, 2025 (c)(f)	2,840,000	2,839,800
Denver, CO, City & County Airport, “C”, ETM, 6.125%, 2025 (c)	2,280,000	2,639,259
New York, NY, City Industrial Development Authority Rev. (Terminal One Group Assn.), 5.5%, 2021	750,000	671,369

		$6,526,767

General Obligations - General Purpose – 0.5%
New York, NY, “H”, 6%, 2017	$5,000	$5,012
Puerto Rico Government Development Bank, “B”, 5%, 2015	700,000	654,198

		$659,210

General Obligations - Schools – 3.1%
Beverly Hills, CA, Unified School District (Election of 2008), 0%, 2029	$2,805,000	$868,148
Beverly Hills, CA, Unified School District (Election of 2008), 0%, 2031	350,000	93,667
Beverly Hills, CA, Unified School District (Election of 2008), 0%, 2032	355,000	88,363
Beverly Hills, CA, Unified School District (Election of 2008), 0%, 2033	715,000	166,910
Irving, TX, Independent School District, “A”, PSF, 0%, 2018	1,000,000	716,560
Los Angeles, CA, Unified School District, “D”, 5%, 2034	210,000	199,949
Placer, CA, Unified School District, “A”, FGIC, 0%, 2019	1,700,000	1,043,970
San Jacinto, TX, Community College District, 5.125%, 2038	550,000	539,006

		$3,716,573

Healthcare Revenue - Hospitals – 38.3%
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5%, 2028	$565,000	$327,281
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5.375%, 2040	835,000	460,961
Brunswick, GA, Hospital Authority Rev. (Glynn-Brunswick Memorial Hospital), 5.625%, 2034	220,000	192,578
California Health Facilities Financing Authority Rev. (Sutter Health), “A”, 5%, 2042	1,000,000	829,839
California Statewide Communities Development Authority Rev. (Catholic Healthcare West) “K”, ASSD GTY, 5.5%, 2041	1,545,000	1,358,780
California Statewide Communities Development Authority Rev. (Catholic Healthcare West) “L”, ASSD GTY, 5.25%, 2041	1,130,000	953,267
California Statewide Communities Development Authority Rev. (Children’s Hospital), 5%, 2047	375,000	225,505
California Statewide Communities Development Authority Rev. (St. Joseph Health System), FGIC, 5.75%, 2047	745,000	715,609
California Statewide Communities Development Authority Rev. (Sutter Health), “B”, 5.25%, 2048	1,000,000	843,849
Conway, AR, Hospital Rev. (Conway Regional Medical Center), “A”, 6.4%, 2029	425,000	366,226
Conway, AR, Hospital Rev. (Conway Regional Medical Center), “B”, 6.4%, 2029	1,000,000	861,710
Delaware County, PA, Authority Rev. (Mercy Health Corp.), ETM, 6%, 2016 (c)	835,000	884,474
Delaware County, PA, Authority Rev. (Mercy Health Corp.), ETM, 6%, 2026 (c)	1,000,000	1,090,460
Dickinson County, MI, Healthcare System Hospital Rev., 5.7%, 2018	750,000	654,105
Douglas County, NE, Hospital Authority Rev. (Methodist Health Partners), 5.75%, 2048	470,000	383,139
Garden City, MI, Hospital Finance Authority Rev. (Garden City Hospital), 5%, 2038	750,000	430,358
Genesee County, NY, Industrial Development Agency Civic Facility Rev. (United Memorial Medical Center), 5%, 2027	120,000	83,101
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 2035	235,000	248,235
Idaho Health Facilities Authority Rev. (IHC Hospitals, Inc.), ETM, 6.65%, 2021 (c)	1,750,000	2,169,720
Illinois Finance Authority Rev. (Children’s Memorial Hospital), “A”, ASSD GTY, 5.25%, 2047	2,350,000	1,966,222
Illinois Finance Authority Rev. (Edward Hospital), “A”, AMBAC, 5.5%, 2040	1,700,000	1,306,994
Illinois Finance Authority Rev. (Kewanee Hospital), 5.1%, 2031	550,000	356,813

MFS High Income Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Illinois Health Facilities Authority Rev. (Swedish American Hospital), 6.875%, 2010 (c)	$500,000	$531,115
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), 5.5%, 2037	1,445,000	1,105,989
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Clarian Health), “A”, 5%, 2039	2,255,000	1,625,111
Indiana Health & Educational Facilities Financing Authority Rev. (Sisters of St. Francis Health Services, Inc.), “E”, FSA, 5.25%, 2041	145,000	131,722
Indiana Health Facilities Financing Authority Rev. (Community Foundation of Northwest Indiana ), “A”, 6%, 2034	575,000	476,025
Johnson City, TN, Health & Educational Facilities Board Hospital Rev., 5.5%, 2031	1,455,000	1,071,869
Johnson City, TN, Health & Educational Facilities Board Hospital Rev. (Mountain States Health), “A”, 5.5%, 2036	535,000	384,622
Kent Hospital, MI, Finance Authority Rev. (Spectrum Health) “A”, 5.5%, 2047 (a)	450,000	456,489
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.375%, 2024	375,000	372,848
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.625%, 2027	125,000	125,436
Knox County, TN, Health Educational & Housing Facilities, Board Rev. (University Health Systems, Inc.), 5.25%, 2036	530,000	392,624
Lake County, OH, Hospital Facilities Rev. (Lake Hospital Systems, Inc.), 5.625%, 2029	565,000	469,950
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 2034	1,070,000	800,221
Louisville & Jefferson County, KY, Metro Government Health Facilities Rev. (Jewish Hospital & St. Mary’s Healthcare), 6.125%, 2037	1,685,000	1,642,605
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	560,000	418,684
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2032	80,000	56,124
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2037	75,000	50,993
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System), “A”, 6.75%, 2039	945,000	959,610
Maryland Health & Higher Educational Facilities Authority Rev. (Washington County Hospital), 6%, 2043	150,000	114,153
Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital), “E”, 6.75%, 2033	500,000	389,320
Massachusetts Health & Educational Facilities Authority Rev. (Quincy Medical Center), “A”, 6.5%, 2038	420,000	284,558
Mississippi Hospital Equipment & Facilities Authority Rev. (South Central Regional Medical Center), 5.25%, 2026	400,000	303,772
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2031	155,000	112,214
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2036	800,000	560,088
New Hampshire Health & Educational Facilities Authority Rev. (Catholic Medical Center), “A” , 6.125%, 2012 (c)	350,000	403,900
New Hampshire Health & Educational Facilities Authority Rev. (Catholic Medical Center), “A”, 6.125%, 2032	50,000	38,149
New Hampshire Health & Educational Facilities Authority Rev. (Memorial Hospital at Conway), 5.25%, 2036	800,000	554,048
New Jersey Health Care Facilities, Financing Authority Rev. (St. Peter’s University Hospital), 5.75%, 2037	700,000	528,738
New Mexico State Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5%, 2017	365,000	285,729
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.5%, 2030	245,000	247,668
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2035	150,000	143,693

MFS High Income Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2036	$305,000	$204,472
North Carolina Medical Care Commission (Stanly Health Services, Inc.), 6.375%, 2029	1,915,000	1,687,115
Olympia, WA, Healthcare Facilities Authority Rev. (Catholic Health Initiatives), “D”, 6.375%, 2036	1,405,000	1,457,322
Orange County, FL, Health Facilities Authority Hospital Rev. (Orlando Regional Healthcare), 5.75%, 2012 (c)	200,000	228,534
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Hospital), “A”, 5.5%, 2030	1,615,000	1,163,640
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	660,000	700,999
Salida, CO, Hospital District Rev., 5.25%, 2036	945,000	551,322
Saline County, MO, Industrial Development Authority Rev. (John Fitzgibbon Memorial Hospital, Inc.), 5.625%, 2035	1,250,000	854,263
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.75%, 2032	120,000	84,679
South Carolina Jobs Economic Development Authority (Bon Secours-Venice Healthcare Corp.), 5.5%, 2012 (c)	380,000	430,939
South Carolina Jobs Economic Development Authority (Bon Secours-Venice Healthcare Corp.), 5.5%, 2023	1,370,000	1,273,114
South Lake County, FL, Hospital District Rev. (South Lake Hospital, Inc.), 6.375%, 2034	500,000	415,330
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.5%, 2020	225,000	191,282
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.125%, 2036	1,000,000	695,610
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2036	225,000	138,400
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center), “A”, 5.75%, 2029	2,000,000	1,691,140
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.25%, 2032	290,000	200,993
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.375%, 2037	235,000	160,963
Washington Health Care Facilities Authority Rev. (Multicare Health Systems), “B”, ASSD GTY, 6%, 2039	560,000	556,875
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), 6.4%, 2033	525,000	458,892
Wisconsin Health & Educational Facilities Authority Rev. (Fort Healthcare, Inc.), 5.75%, 2029	1,000,000	838,520
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2034	865,000	532,364
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), “A”, 5.25%, 2025	500,000	347,535

		$46,611,596

Healthcare Revenue - Long Term Care – 25.7%
Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement), “A”, 5.9%, 2025	$1,000,000	$695,590
Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement), “A”, 7%, 2033	500,000	371,580
Boston, MA, Industrial Development Financing Authority Rev. (Springhouse, Inc.), 5.875%, 2020	255,000	197,278
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.125%, 2025	1,000,000	728,300
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2027	120,000	83,000
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2037	155,000	98,521
California Statewide Communities Development Authority Rev. (Eskaton Properties, Inc.), 8.25%, 2010 (c)	950,000	1,064,257
Capital Projects Finance Authority, FL (Glenridge on Palmer Ranch), “A”, 8%, 2012 (c)	750,000	910,440

MFS High Income Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
Chester County, PA, Industrial Development Authority Rev. (RHA Nursing Home), 8.5%, 2032	$1,530,000	$1,276,831
Colorado Health Facilities Authority Rev. (American Baptist Homes), “A”, 5.9%, 2037	530,000	327,890
Colorado Health Facilities Authority Rev. (American Housing Foundation, Inc.), 8.5%, 2011 (c)	455,000	532,828
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), 5%, 2035	1,400,000	920,444
Columbus, GA, Housing Authority Rev. (Calvary Community, Inc.), 7%, 2019	425,000	338,517
Fulton County, GA, Residential Care Facilities (Canterbury Court), “A”, 6.125%, 2034	750,000	520,958
Fulton County, GA, Residential Care Facilities, (Lenbrook Project), “A”, 5.125%, 2042	1,000,000	551,820
Fulton County, GA, Residential Care Facilities, First Mortgage (Lenbrook Square Foundation, Inc.), “A”, 5%, 2029	1,000,000	598,610
HFDC of Central Texas, Inc., Retirement Facilities Rev. (Legacy at Willow Bend), “A”, 5.75%, 2036	800,000	480,800
Houston, TX, Health Facilities Development Corp. (Buckingham Senior Living Community), “A”, 7.125%, 2014 (c)	500,000	603,345
Howard County, MD, Retirement Facilities Rev. (Vantage House Corp.), “A”, 5.25%, 2033	250,000	150,110
Huntington, NY, Housing Authority Rev. (Gurwin Senior Jewish Residences), “A”, 5.875%, 2019	700,000	545,265
Huntington, NY, Housing Authority Rev. (Gurwin Senior Jewish Residences), “A”, 6%, 2029	775,000	526,109
Illinois Finance Authority Rev. (Hoosier Care, Inc.), “A”, 7.125%, 2034	1,145,000	848,514
Illinois Finance Authority Rev. (Smith Village), “A”, 6.25%, 2035	1,250,000	897,550
Illinois Health Facilities Authority Rev. (Smith Crossing), “A”, 7%, 2032	725,000	579,036
Indiana Health Facilities Financing Authority Rev. (Hoosier Care, Inc.), 7.125%, 2034	150,000	109,040
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), 9.25%, 2011 (c)	895,000	1,067,010
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “B”, 5.75%, 2018	550,000	453,860
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “B”, 5.75%, 2028	1,475,000	1,012,912
James City County, VA, Economic Development (WindsorMeade Project), “A”, 5.5%, 2037	665,000	368,576
Johnson City, TN, Health & Educational Facilities Board (Appalachian Christian Village), “A”, 6.25%, 2032	250,000	175,678
Juneau, AK, City & Borough Non-Recourse Rev. (St. Ann’s Care Project), 6.875%, 2025	1,110,000	868,686
Kent County, DE, Assisted Living (Heritage at Dover LLC), 7.625%, 2030	1,560,000	1,088,849
La Verne, CA, COP (Brethren Hillcrest Homes), “B”, 6.625%, 2025	690,000	550,627
Lancaster, PA, Industrial Development Authority Rev. (Garden Spot Village), “A”, 7.625%, 2010 (c)	500,000	545,015
Marion, IA, Health Care Facilities Rev., First Mortgage (AHF/Kentucky-Iowa, Inc.), 6.5% to 2009, 8% to 2029	575,000	443,072
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 2037	895,000	626,786
Massachusetts Development Finance Agency Rev. (Alliance Health of Brockton, Inc.), “A”, 7.1%, 2032	1,215,000	904,604
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A”, 5.5%, 2027	240,000	143,470
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A”, 5.75%, 2035	60,000	33,982
Massachusetts Development Finance Agency Rev. (Loomis Communities, Inc.), “A”, 5.625%, 2015	400,000	356,788
Massachusetts Development Finance Agency Rev. (Loomis Communities, Inc.), “A”, 6.9%, 2032	100,000	82,655
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Blakeford at Green Hills), 5.65%, 2024	600,000	432,954
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board, First Mortgage, 7.75%, 2029	1,140,000	1,093,157

MFS High Income Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.125%, 2028	$250,000	$155,865
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.25%, 2035	750,000	444,600
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.75%, 2025	205,000	146,747
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.875%, 2037	830,000	542,206
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), 5.25%, 2026	50,000	36,087
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), “A”, 8.25%, 2010 (c)	925,000	1,035,390
Roseville, MN, Elder Care Facilities (Care Institute, Inc.), 7.75%, 2023	1,740,000	1,258,333
Sartell, MN, Health Care & Housing Authority Rev. (The Foundation for Health Care), “A”, 6.625%, 2029	1,145,000	914,088
Savannah, GA, Economic Development Authority, First Mortgage (Marshes of Skidway), “A”, 7.4%, 2034	465,000	373,121
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village), “A”, 7.25%, 2034	450,000	339,129
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2027	365,000	239,356
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2042	335,000	196,508
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Wesley Commons), 5.3%, 2036	300,000	177,225
St. Johns County, FL, Industrial Development Authority (Glenmoor Project), “A”, 5.25%, 2026	500,000	304,455
Washington County, PA, Industrial Development Authority Rev., First Mortgage (AHF/Central Project), 7.75%, 2029	1,210,000	988,836

		$31,357,260

Healthcare Revenue - Other – 0.9%
Massachusetts Health & Educational Facilities Authority Rev. (Civic Investments, Inc.), “A”, 9%, 2012 (c)	$900,000	$1,079,613

Industrial Revenue - Airlines – 3.5%
Alliance Airport Authority, TX (American Airlines, Inc.), 5.25%, 2029	$1,015,000	$404,630
Chicago, IL, O’Hare International Airport Special Facilities Rev. (American Airlines, Inc.), 5.5%, 2030	2,255,000	963,900
Cleveland, OH, Airport Special Rev. (Continental Airlines, Inc.), 5.7%, 2019	1,125,000	673,841
Dallas Fort Worth, TX, International Airport Facility Improvement Corp. (American Airlines, Inc.), 5.5%, 2030	1,000,000	433,580
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 6.25%, 2029	485,000	309,255
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 9%, 2033 (a)	750,000	637,328
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.625%, 2025	55,000	40,962
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.75%, 2031	1,005,000	751,891

		$4,215,387

Industrial Revenue - Chemicals – 0.3%
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 2033	$600,000	$377,616

Industrial Revenue - Environmental Services – 1.8%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “C”, 5.125%, 2023	$845,000	$697,759
Carbon County, UT, Solid Waste Disposal Rev. (Laidlaw Environmental), “A”, 7.45%, 2017	500,000	491,920
Gulf Coast Waste Disposal Authority, TX (Waste Management of Texas), “A”, 5.2%, 2028	465,000	347,597

MFS High Income Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Environmental Services – continued
New Hampshire Business Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), 5.2%, 2027	$840,000	$614,737

		$2,152,013

Industrial Revenue - Metals – 0.7%
Director of Nevada Department of Business & Industry (Wheeling/Pittsburgh Steel), “A”, 8%, 2014	$620,000	$583,910
Greensville County, VA, Industrial Development Authority Rev. (Wheeling/Pittsburgh Steel), “A”, 7%, 2014	340,000	311,709

		$895,619

Industrial Revenue - Other – 4.4%
Annawan, IL, Tax Increment Rev. (Patriot Renewable Fuels LLC), 5.625%, 2018	$450,000	$329,441
California Statewide Communities Development Authority Facilities (Microgy Holdings Project), 9%, 2038	500,000	420,550
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 8%, 2028	500,000	437,990
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 2023	625,000	470,563
Indianapolis, IN, Airport Authority Rev., Special Facilities (FedEx Corp.), 5.1%, 2017	250,000	213,615
Michigan Strategic Fund Rev. (Michigan Sugar Co.), “A”, 6.25%, 2015	1,250,000	1,139,188
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “B”, 6.875%, 2037	1,500,000	1,103,040
Virgin Islands Government Refinery Facilities Rev. (Hovensa Coker Project), 6.5%, 2021	375,000	284,633
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	600,000	410,040
Will-Kankakee, IL, Regional Development Authority Rev. (Flanders Corp.), 6.5%, 2017	605,000	513,439

		$5,322,499

Industrial Revenue - Paper – 2.4%
Bedford County, VA, Industrial Development Authority Rev. (Nekooska Packaging Corp.), 5.6%, 2025	$400,000	$224,924
Camden, AL, Industrial Development Board Exempt Facilities Rev., “B” (Weyerhaeuser Co.), 6.375%, 2013 (c)	550,000	628,832
Camden, AR, Environmental Improvement Rev. (International Paper Co.), “A”, 5%, 2018	250,000	181,523
Courtland, AL, Industrial Development Board Rev. (International Paper Co.), “B”, 6.25%, 2025	1,000,000	639,320
Escambia County, FL, Environmental Improvement Rev. (International Paper Co.), “A”, 4.75%, 2030	370,000	192,644
Escambia County, FL, Environmental Improvement Rev. (International Paper Co., Projects), “A”, 5%, 2026	1,270,000	748,195
Phenix City, AL, Industrial Development Board Environmental Improvement Rev., “A” (MeadWestvaco Coated), 6.35%, 2035	550,000	341,187

		$2,956,625

Miscellaneous Revenue - Entertainment & Tourism – 2.4%
Agua Caliente Band of Cahuilla Indians, CA, 5.6%, 2013 (z)	$1,000,000	$933,940
Cabazon Band Mission Indians, CA, 8.375%, 2015 (z)	200,000	184,530
Cabazon Band Mission Indians, CA, 8.75%, 2019 (z)	895,000	812,025
Cow Creek Band of Umpqua Tribe of Indians, OR, “C”, 5.625%, 2026 (n)	800,000	525,480
New York Liberty Development Corp. Rev. (National Sports Museum), “A”, 6.125%, 2019 (b)	527,999	528
New York, NY, City Industrial Development Agency Rev. (Queens Baseball Stadium), ASSD GTY, 6.125%, 2029	40,000	42,498
New York, NY, City Industrial Development Agency Rev. (Queens Baseball Stadium), ASSD GTY, 6.375%, 2039	30,000	31,736
New York, NY, City Industrial Development Agency Rev. (Queens Baseball Stadium), ASSD GTY, 6.5%, 2046	125,000	132,431

MFS High Income Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Miscellaneous Revenue - Entertainment & Tourism – continued
Seminole Tribe, FL, Special Obligation, “A”, 5.25%, 2027 (n)	$365,000	$238,447

		$2,901,615

Miscellaneous Revenue - Other – 2.3%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, XLCA, 5.25%, 2024	$150,000	$107,427
Capital Trust Agency, FL (Aero Syracuse LLC), 6.75%, 2032	500,000	365,350
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Columbia National Group), 5%, 2020	710,000	560,886
Dallas, TX, Civic Center Convention Complex Rev., ASSD GTY, 5.25%, 2034	1,065,000	1,045,894
Massachusetts Development Finance Agency (Boston Biomedical Research), 5.65%, 2019	200,000	165,838
Massachusetts Development Finance Agency (Boston Biomedical Research), 5.75%, 2029	450,000	326,043
V Lakes Utility District Ranking Water Systems Rev., 7%, 2037	300,000	228,780

		$2,800,218

Multi-Family Housing Revenue – 11.5%
Broward County, FL, Housing Finance Authority Rev. (Chaves Lakes Apartments Ltd.), “A”, 7.5%, 2040	$750,000	$639,615
Capital Trust Agency, FL, Housing Rev. (Atlantic Housing Foundation), “B”, 7%, 2032	755,000	601,954
Charter Mac Equity Issuer Trust, FHLMC, 6.3%, 2019 (n)	1,000,000	913,640
Charter Mac Equity Issuer Trust, FRN, FHLMC, 6.625%, 2049 (a)(n)	2,000,000	2,001,720
Clay County, FL, Housing Finance Authority Rev. (Madison Commons Apartments), “A”, 7.45%, 2040	710,000	581,050
District of Columbia Housing Finance Agency (Henson Ridge), “E”, FHA, 5.1%, 2037	1,000,000	875,670
Durham, NC, Durham Housing Authority Rev. (Magnolia Pointe Apartments), 5.65%, 2038 (a)	1,403,485	1,052,291
El Paso County, TX, Housing Finance Corp. (American Housing Foundation), “D”, 10%, 2032	390,000	329,453
El Paso County, TX, Housing Finance Corp. (American Housing Foundation, Inc.), “C”, 8%, 2032	360,000	294,685
Massachusetts Housing Finance Agency Rev., “B”, 5%, 2030	500,000	477,295
Massachusetts Housing Finance Agency Rev., “E”, 5%, 2028	500,000	453,270
Minneapolis, MN, Student Housing Rev. (Riverton Community Housing Project), “A”, 5.7%, 2040	750,000	503,400
MuniMae TE Bond Subsidiary LLC, 7.75%, 2050 (a)(z)	2,000,000	1,729,000
New Mexico Mortgage Finance Authority, Multi-Family Housing Rev. (Sun Pointe Apartments), “E”, FHA, 4.8%, 2040	1,250,000	1,022,513
Resolution Trust Corp., Pass-Through Certificates, “1993”, 8.5%, 2016 (z)	546,075	500,696
Seattle, WA, Housing Authority Rev., Capped Fund Program (High Rise Rehab), “I”, FSA, 5%, 2025	500,000	467,715
Texas Department of Housing & Community Affairs (Pebble Brook Apartments), FNMA, 5.5%, 2018	995,000	1,003,607
Wilmington, DE, Multi-Family Housing Rev. (Electra Arms Senior Associates), 6.25%, 2028	850,000	618,970

		$14,066,544

Sales & Excise Tax Revenue – 1.2%
Bolingbrook, IL, Sales Tax Rev., 6.25%, 2024	$750,000	$500,325
Massachusetts School Building Authority, Dedicated Sales Tax Rev., AMBAC, 4.75%, 2032	1,075,000	1,018,219

		$1,518,544

Single Family Housing - Local – 2.2%
Minneapolis & St. Paul Housing Authority Rev. (City Living), “A-2”, GNMA, 5%, 2038	$948,397	$787,938
Pittsburgh, PA, Urban Redevelopment Authority Rev., “C”, GNMA, 4.8%, 2028	2,000,000	1,858,920

		$2,646,858

Single Family Housing - State – 3.5%
Iowa Finance Authority, Single Family Mortgage Rev., “E”, 5.4%, 2032	$1,280,000	$1,261,530

MFS High Income Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - State – continued
North Dakota Housing Finance Agency Rev., “A”, 4.85%, 2021	$1,170,000	$1,138,469
Oklahoma Housing Finance Agency Rev. (Homeownership Loan Program), “C”, GNMA, 5%, 2026	1,230,000	1,154,835
Virginia Housing Development Authority, Commonwealth Mortgage, “A-5”, 4.4%, 2015	260,000	257,486
Virginia Housing Development Authority, Commonwealth Mortgage, “A-5”, 4.4%, 2015	435,000	430,480

		$4,242,800

Solid Waste Revenue – 0.5%
Massachusetts Development Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 6.7%, 2014	$170,000	$165,879
Massachusetts Industrial Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 5.6%, 2019	500,000	409,195

		$575,074

State & Agency - Other – 0.1%
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.25%, 2024	$100,000	$82,937

State & Local Agencies – 5.7%
California Public Works Board Lease Rev., Department of Mental Health (Coalinga), “A”, 5.5%, 2019	$1,000,000	$1,019,950
Louisiana Military Department Custody Receipts, 5%, 2024	1,500,000	1,388,490
New York Metropolitan Transportation Authority, “A”, 5.125%, 2029	1,025,000	996,946
New York Urban Development Corp. (University Facilities Grants), 5.875%, 2021	1,000,000	1,092,030
Newberry, SC, Investing in Children’s Education (Newberry County School District Program), 5%, 2030	500,000	398,720
Puerto Rico Public Finance Corp., “E”, ETM, 6%, 2026 (c)	155,000	179,980
Puerto Rico Public Finance Corp., Unrefunded, “E”, 6%, 2026	1,645,000	1,910,108

		$6,986,224

Tax - Other – 1.6%
Dallas County, TX, Flood Control District, 7.25%, 2032	$1,000,000	$841,910
New Jersey Economic Development Authority Rev. (Cigarette Tax), 5.75%, 2029	770,000	571,902
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-3”, 5.25%, 2039	560,000	539,543

		$1,953,355

Tax Assessment – 11.6%
Atlanta, GA, Tax Allocation (Eastside Project), “A”, 5.625%, 2016	$535,000	$471,784
Ave Maria Stewardship Community District, FL, “A”, 5.125%, 2038	350,000	173,079
Celebration Community Development District, FL, “A”, 6.4%, 2034	950,000	827,602
Channing Park Community Development District, FL, 5.3%, 2038	600,000	302,118
Chicago, IL, Tax Increment Allocation (Pilsen Redevelopment), “B”, 6.75%, 2022	450,000	372,182
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 2036	250,000	147,725
Durbin Crossing Community Development District, FL, Special Assessment, “B-1”, 4.875%, 2010	235,000	158,794
Grand Bay at Doral Community Development District, FL, “A”, 6%, 2039	120,000	66,779
Grand Bay at Doral Community Development District, FL, “B”, 6%, 2017	700,000	509,369
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 2038	415,000	258,147
Homestead 50 Community Development District, FL, “A”, 6%, 2037	480,000	284,904
Homestead 50 Community Development District, FL, “B”, 5.9%, 2013	220,000	185,772
Huntington Beach, CA, Community Facilities District, Special Tax (Grand Coast Resort), “2000-1”, 6.45%, 2031	750,000	609,510
Lincoln, CA, Special Tax (Community Facilities District ), “2003-1”, 5.9%, 2013 (c)	445,000	526,279
Lincolnshire, IL, Special Service Area No. 1 (Sedgebrook Project), 6.25%, 2034	500,000	332,125
Magnolia Park Community Development District, FL, Special Assessment, “A”, 6.15%, 2039	795,000	476,841
Northwest Metropolitan District No. 3, CO, 6.25%, 2035	500,000	273,450
Oakmont Grove Community Development District, CA, “A”, 5.4%, 2038	500,000	222,460

MFS High Income Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax Assessment – continued
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), “A”, 5.85%, 2034	$165,000	$104,942
Orlando, FL, Special Assessment Rev. (Conroy Road Interchange Project), “A”, 5.5%, 2010	70,000	68,436
Orlando, FL, Special Assessment Rev. (Conroy Road Interchange Project), “A”, 5.8%, 2026	300,000	245,448
Plano, IL, Special Service Area No. 4 (Lakewood Springs Project Unit 5-B), 6%, 2035	1,990,000	1,244,546
Portage, IN, Economic Development Rev. (Ameriplex Project), 5%, 2023	300,000	213,024
San Diego, CA, Redevelopment Agency, Tax Allocation Rev., FSA, 0%, 2019	1,910,000	1,192,566
San Diego, CA, Redevelopment Agency, Tax Allocation Rev., FSA, 0%, 2022	1,910,000	959,298
Sarasota National Community Development District, FL, Special Assessment Rev., 5.3%, 2039	1,200,000	611,940
Seven Oaks, FL, Community Development District II Special Assessment Rev., “A”, 5.875%, 2035	270,000	151,799
Seven Oaks, FL, Community Development District II Special Assessment Rev., “B”, 5%, 2009	575,000	345,633
Sweetwater Creek Community Development District, FL, Capital Improvement Rev., 5.5%, 2038	300,000	141,744
Tolomato Community Development District, FL, Special Assessment, 6.65%, 2040	760,000	465,690
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 2016	235,000	126,914
Volo Village, IL, Special Service Area No. 3, Special Tax (Symphony Meadows Project), “1”, 6%, 2036	749,000	402,475
West Villages Improvement District, FL, Special Assessment Rev. (Unit of Development No. 3), 5.5%, 2037	740,000	420,468
Westchester, FL, Community Development District No. 1 (Community Infrastructure), 6.125%, 2035	425,000	274,712
Westridge, FL, Community Development District, Capital Improvement Rev., 5.8%, 2037 (b)	1,230,000	557,891
Wyandotte County-Kansas City, KS, Unified Government Transportation Development District (Legends Village West Project), 4.875%, 2028	765,000	457,677

		$14,184,123

Tobacco – 9.3%
Buckeye, OH, Tobacco Settlement Financing Authority Rev., 5.75%, 2034	$635,000	$376,409
Buckeye, OH, Tobacco Settlement Rev., Asset Backed, “A-2”, 5.875%, 2030	3,905,000	2,464,406
Buckeye, OH, Tobacco Settlement Rev., Asset Backed, “A-2”, 5.875%, 2047	3,030,000	1,709,072
California County, CA, Tobacco Securitization Agency, Tobacco Settlement Rev. (Los Angeles County), 0%, 2046	6,500,000	106,535
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 6.25%, 2013 (c)	1,680,000	1,851,310
Inland Empire, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, “C-1”, 0%, 2036	2,310,000	137,722
Michigan Tobacco Settlement Finance Authority Rev., Asset Backed, “A”, 6%, 2048	2,375,000	1,393,294
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	230,000	121,718
Rhode Island Tobacco Settlement Authority, 6%, 2023	2,740,000	2,437,997
Tobacco Settlement Authority of Washington Rev., Asset Backed, 6.625%, 2032	250,000	178,395
Virginia Tobacco Settlement Financing Corp., “B-1”, 5%, 2047	1,020,000	530,390

		$11,307,248

Toll Roads – 3.2%
Bay Area Toll Authority, Toll Bridge Rev. (San Francisco Bay Area), “F1”, 5%, 2034	$1,850,000	$1,785,842
E-470 Public Highway Authority, CO, “B”, 0%, 2010 (c)	8,750,000	1,299,113
E-470 Public Highway Authority, CO, “B”, MBIA, 0%, 2018	1,500,000	796,485

		$3,881,440

Universities - Colleges – 5.2%
California Educational Facilities Authority Rev. (University of Southern California), “A”, 5.25%, 2038	$1,650,000	$1,687,323

MFS High Income Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
California Municipal Finance Authority Rev. (Biola University), 5.8%, 2028	$100,000	$83,857
Florida State University Board of Governors, System Improvement Rev., 6.25%, 2030	1,500,000	1,592,445
Grand Valley, MI, State University Rev., 5.5%, 2027	175,000	172,370
Grand Valley, MI, State University Rev., 5.625%, 2029	85,000	83,714
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), “I”, 8%, 2029	315,000	324,671
Savannah, GA, Economic Development Authority Rev. (AASU Student Union, LLC), ASSD GTY, 5.125%, 2039	1,680,000	1,635,766
University of Southern Indiana Rev., Student Fee, “J”, ASSD GTY, 5.75%, 2028	370,000	386,990
University of Southern Mississippi Educational Building Corp. (Campus Facilities Project), 5.25%, 2032	330,000	323,453
University of Southern Mississippi Educational Building Corp. (Campus Facilities Project), 5.375%, 2036	100,000	98,517

		$6,389,106

Universities - Dormitories – 0.5%
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	$1,015,000	$610,624

Universities - Secondary Schools – 2.0%
California Statewide Communities Development Authority Rev., COP, (Crossroads Schools for the Arts & Sciences), 6%, 2028	$1,170,000	$983,806
Colorado Housing Finance Development Rev. (Evergreen Country Day School), 5.875%, 2037	545,000	378,001
Lee County, FL, Industrial Development Authority Rev. (Lee Charter Foundation), “A”, 5.375%, 2037	695,000	389,395
Massachusetts Industrial Finance Agency (Cambridge Friends School), 5.8%, 2028	1,000,000	725,630

		$2,476,832

Utilities - Cogeneration – 1.4%
Pennsylvania Economic Development Financing Authority Rev., Resources Recovery Rev. (Northampton Generating), “A”, 6.5%, 2013	$1,000,000	$703,910
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Central Facilities (Cogeneration Facilities - AES Puerto Rico Project), 6.625%, 2026	645,000	576,507
Suffolk County, NY, Industrial Development Agency Rev. (Nissequoque Cogeneration Partners Facilities), 5.5%, 2023	550,000	420,926

		$1,701,343

Utilities - Investor Owned – 6.8%
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “C”, 5.75%, 2036 (a)	$280,000	$191,582
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “C”, 6.75%, 2038	645,000	282,007
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “D”, 5.4%, 2029 (a)	60,000	38,976
Bryant, IL, Pollution Control Rev. (Central Illinois Light Co.), 5.9%, 2023	2,575,000	2,574,768
Clark County, NV, Industrial Development Rev. (Nevada Power Co. Project), “B”, 5.9%, 2030	1,250,000	887,425
Matagorda County, TX, Navigation District No. 1 Pollution Control Rev. (AEP - Texas Central Co.), 5.125%, 2030 (a)	1,500,000	1,506,645
Mississippi Business Finance Corp., Pollution Control Rev. (Systems Energy Resources Project), 5.875%, 2022	2,000,000	1,699,420
New Hampshire Business Finance Authority, Pollution Control Rev. (Public Service of New Hampshire), “B”, MBIA, 4.75%, 2021	250,000	192,420
Red River Authority, TX, Pollution Control Rev. (AEP Texas Central Co.), MBIA, 4.45%, 2020	530,000	441,994
Sabine River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), 5.2%, 2028	240,000	107,208
Sabine River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), 5.75%, 2030 (a)	205,000	140,265

MFS High Income Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Investor Owned – continued
West Feliciana Parish, LA, Pollution Control Rev. (Entergy Gulf States), 6.6%, 2028	$270,000	$258,603

		$8,321,313

Utilities - Other – 2.8%
Main Street Natural Gas, Inc., GA, Gas Project Rev., “A”, 5.5%, 2028	$430,000	$306,702
Main Street Natural Gas, Inc., GA, Gas Project Rev., “B”, 5%, 2019	425,000	335,903
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	2,185,000	1,615,436
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	340,000	246,986
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2023	730,000	520,877
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	215,000	146,523
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2025	310,000	209,061

		$3,381,488

Water & Sewer Utility Revenue – 2.4%
Guam Government Waterworks Authority, Water & Wastewater Rev., 5.875%, 2035	$1,125,000	$895,759
New Hampshire Industrial Development Authority Rev. (Pennichuck Water Works, Inc.), ETM, 7.5%, 2018 (c)	310,000	375,357
New York, NY, City Municipal Water Finance Authority, Water & Sewer Systems Rev. “DD”, 4.75%, 2035	1,010,000	928,513
Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	160,000	143,126
Surprise, AZ, Municipal Property Corp., 4.9%, 2032	800,000	557,872

		$2,900,627

Total Municipal Bonds		$198,799,091

Floating Rate Demand Notes – 6.3%
East Baton Rouge, LA, Pollution Control Rev. (Exxon Mobil Corp.), 0.3%, due 3/02/09	$1,300,000	$1,300,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 0.3%, due 3/02/09	1,600,000	1,600,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “A”, 0.5%, due 3/02/09	1,300,000	1,300,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “C”, 0.5%, due 3/02/09	3,430,000	3,430,000

Total Floating Rate Demand Notes		$7,630,000

Total Investments		$206,429,091

Other Assets, Less Liabilities – 10.6%		12,864,823

Preferred shares (issued by the fund) – (80.1)%		(97,500,000)

Net assets applicable to common shares – 100.0%		$121,793,914

(a)	Mandatory tender date is earlier than stated maturity date.

(b)	Non-income producing security.

(c)	Refunded bond.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $3,679,287, representing 3.0% of net assets applicable to common shares.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Agua Caliente Band of Cahuilla Indians, CA, 5.6%, 2013	7/22/03	$1,001,261	$933,940
Cabazon Band Mission Indians, CA, 8.375%, 2015	10/04/04	200,000	184,530
Cabazon Band Mission Indians, CA, 8.75%, 2019	10/04/04	895,000	812,025
MuniMae TE Bond Subsidiary LLC, 7.75%, 2050	5/30/00	2,000,000	1,729,000
Resolution Trust Corp., Pass-Through Certificates, “1993”, 8.5%, 2016	8/27/93	556,951	500,696

Total Restricted Securities			$4,160,191
% of Net Assets Applicable to Common Shares			3.4%

MFS High Income Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/09 - continued

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
LOC	Letter of Credit

Insurers
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Assn.
FSA	Financial Security Assurance Inc.
GNMA	Government National Mortgage Assn.
MBIA	MBIA Insurance Corp.
PSF	Permanent School Fund
XLCA	XL Capital Insurance Co.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS High Income Municipal Trust

Supplemental Information (Unaudited) 2/28/09

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of February 28, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$—	$206,429,091	$—	$206,429,091
Other Financial Instruments	$695,586	$—	$—	$695,586

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$245,509,053

Gross unrealized appreciation	$4,694,216
Gross unrealized depreciation	(43,774,178)

Net unrealized appreciation (depreciation)	$(39,079,962)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 2/28/09

Futures contracts outstanding at 2/28/09

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
U.S. Treasury Note 10 yr (Short)	306	$36,729,563	Jun-09	$402,945
U.S. Treasury Bond 30 yr (Short)	87	10,730,906	Jun-09	292,641

				$695,586

At February 28, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS HIGH INCOME MUNICIPAL TRUST

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: April 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: April 20, 2009

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 20, 2009

*	Print name and title of each signing officer under his or her signature.